SUPPLEMENTARY DATA - Summary of Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Abstract]
Balance at Beginning	$ 171,521	$ 858,932	$ 115,556
Additions/Charged to Costs and Expenses, Net	11,064	(686,369)	743,463
Deductions	0	0	0
Foreign Exchange	(72)	(1,042)	(87)
Divestitures / Assets Held for Sale	0	0	0
Balance at End of Period	$ 182,513	$ 171,521	$ 858,932